UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK

DELL

Ticker:	DELL	Meeting Date:	10/26/2007
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

SH1. EXECUTIVE STOCKOWNERSHIP GUIDELINES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. DECLARATION OF DIVIDEND				AGAINST	AGAINST	WITH	SHAREHOLDER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	9/7/2007
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1J. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF DELOITTE & TOUCHE AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

3. ADOPTION OF POLICIES ON INTERNET CENSORSHIP				AGAINST	AGAINST	WITH	SHAREHOLDER

4. ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

CISCO SYSTEMS INC.

Ticker:	CSCO	Meeting Date:	11/15/2007
CUSIP	17275R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE AMENDMENT AND EXTENSION OF THE 2005 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. TO APPROVE EXECUTIVE INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFY THE APPOINTMENT OF PRICE WATERHOUSE COOPERS LLP AS THE INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

5. ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. BOARD ESTABLISH A PAY-FOR-SUPERIOR-PERFORMANCE STANDARD IN THE COMPANIES EXECUTIVE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION PLAN

7. POLICY TO ALLOW SHAREHOLDERS TO VOTE ANNUALLY ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

8. REQUEST FOR BOARD TO PUBLISH A REPORT TO SHAREHOLDERS WITHIN SIX MONTHS SUMMARIZING				AGAINST	AGAINST	WITH	SHAREHOLDER
POSSIBLE STEPS THE COMPANY CAN TAKE TO PROTECT HUMAN RIGHTS WITHIN THE COMPANY

ING GROEP N.V.

Ticker:	ING	Meeting Date:	4/22/2008
CUSIP	456837103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2C. ANNUAL ACCOUNTS FOR 2007				FOR	FOR	WITH	ISSUER

3B. DIVIDEND FOR 2007				FOR	FOR	WITH	ISSUER

4B. MAX # OF STOCK OPTIONS GRANTED TO THE EXECUTIVE BOARD				FOR	FOR	WITH	ISSUER

7A. DISCHARGE OF EXECUTIVE BOARD IN RESPECT OF THE DUTIES PERFORMED DURING 2007				FOR	FOR	WITH	ISSUER

7B. DISCHARGE OF SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

8. AUDITOR APPOINTMENT				FOR	FOR	WITH	ISSUER

9-10. APPOINTMENT OF THE BOARD				FOR	FOR	WITH	ISSUER

11. AMENDMENT OF SUPERVISORY BOARD REMUNERATION POLICY				FOR	FOR	WITH	ISSUER

12. AUTHOR. TO ISSUE ORDINARY SHARES WITH OR WITHOUT PREFERENTIAL RIGHTS				FOR	FOR	WITH	ISSUER

13. AUTH. TO ACQUIRE ORDINARY SHARES OR DEP. RECEIPTS IN THE COMPANY'S OWN CAPITAL				FOR	FOR	WITH	ISSUER

14. CANCELLATION OF ORDINARY SHARES WHICH ARE HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15B. AUTH. TO ACQUIRE PREFERENCE A SHARES IN COMPANIES OWN CAPITAL				FOR	FOR	WITH	ISSUER

15C. CANCELLATION OF PREFERENCE A SHARES HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15D. REDEMPTION AND CANCELLATION OF PREFERENCE A SHARES NOT HELD BY THE COMPANY				FOR	FOR	WITH	ISSUER

15E. AMENDMENT TO ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

DELL

Ticker:	DELL	Meeting Date:	7/18/2008
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF EXECUTIVE ANNUAL INCENTIVE BONUS PLAN				FOR	FOR	WITH	ISSUER

SH1. REIMBURSEMENT OF PROXY EXPENSES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

UNILEVER PLC

Ticker:	UL	Meeting Date:	5/14/2008
CUSIP	904767704

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE REPORT AND ACCOUNTS FOR THE YEAR ENDED DEC. 31, 2007				FOR	FOR	WITH	ISSUER

2. TO APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3. TO DECLARE A DIVIDEND OF 34.11P ON THE ORDINARY SHARES				FOR	FOR	WITH	ISSUER

4.-5. RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

6. TO INCREASE GSIP AWARD AND BONUS LIMITS FOR MR. J. A. LAWRENCE				FOR	FOR	WITH	ISSUER

7.-17. TO RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

18. RE-APPOINT PRICE WATERHOUSE COOPERS AS AUDITORS				FOR	FOR	WITH	ISSUER

19. TO AUTH. DIRECTORS TO FIX REMUNERATION OF THE AUDITORS				FOR	FOR	WITH	ISSUER

20. RENEW DIRECTORS AUTH. TO ISSUE SHARES				FOR	FOR	WITH	ISSUER

21. RENEW DIR. AUTH. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

22. RENEW AUTH OF THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

23. TO ADOPT NEW ARTICLES OF ASSOCIATION OF THE COMPANY				FOR	FOR	WITH	ISSUER

PROCTOR & GAMBLE

Ticker:	PG	Meeting Date:	10/9/2007
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.07. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

SH1. AWARD NO FUTURE STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. REPORT ON COMPANY POLICIES AND ACTIVITIES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH3. ANIMAL TESTING				AGAINST	AGAINST	WITH	SHAREHOLDER

CITIGROUP

Ticker:	C	Meeting Date:	4/22/2008
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1N. ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

2. SELECTION OF KPMG AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. REQUESTING REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUEST FOR EXECUTIVE COMPENSATION BE LIMITED				AGAINST	AGAINST	WITH	SHAREHOLDER

6. TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REPORT ON THE EQUATOR PRINCIPLES				AGAINST	AGAINST	WITH	SHAREHOLDER

8. ADOPTION OF CERTAIN EMPLOYMENT PRINCIPLES FOR EXECUTIVE OFFICERS				AGAINST	AGAINST	WITH	SHAREHOLDER

9. REQUEST TO AMEND GHG EMISSIONS POLICIES				AGAINST	AGAINST	WITH	SHAREHOLDER

10. REPORT ON INVESTMENT POLICIES ADDRESSING HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

11. REQUEST FOR INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	SHAREHOLDER

12. REQUEST ADVISORY VOTE TO RATIFY EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/24/2008
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1N. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY KPMG LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL REGARDING STOCK OPTION				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUEST FOR SEPARATION OF CHAIRMAN AND CEO ROLES				AGAINST	AGAINST	WITH	SHAREHOLDER

TIME WARNER INC.

Ticker:	TWX	Meeting Date:	5/16/2008
CUSIP	887317105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE				FOR	FOR	WITH	ISSUER
THE REMAINING SUPER-MAJORITY VOTE REQUIREMENTS

3. PROPOSAL TO APPROVE THE AMENDED AND RESTATED ANNUAL BONUS PLAN FOR EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

4. RATIFICATION OF AUDITORS				FOR	FOR	WITH	ISSUER

5. PROPOSAL REGARDING SEPARATION OF CHAIRMAN AND CEO ROLES				AGAINST	AGAINST	WITH	SHAREHOLDER

INGERSOLL-RAND COMPANY LTD

Ticker:	IR	Meeting Date:	6/4/2008
CUSIP	G4776G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11 DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDED AND RESTATED BY-LAWS				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT AUDITORS AND AUTH OF BOARD TO FIX REMUNERATION OF				FOR	FOR	WITH	ISSUER
AUDITORS

4. PROPOSAL TO REQUIRE A SHAREHOLDER VOTE ON AND ADVISORY RESOLUTION WITH RESPECT TO				AGAINST	AGAINST	WITH	SHAREHOLDER
EXECUTIVE COMPENSATION

BP PLC

Ticker:	BP	Meeting Date:	4/17/2008
CUSIP	055622104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE DIRECTORS ANNUAL REPORT AND ACCOUNTS				FOR	FOR	WITH	ISSUER

2. TO APPROVE DIR. REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3.01-3.13. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

17 APPOINT ERNST & YOUNG AS INDEP. AUDITOR				FOR	FOR	WITH	ISSUER

S18. ADOPT NEW ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

S19. LIMITED AUTH. FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY				FOR	FOR	WITH	ISSUER

20. TO GIVE LIMITED AUTH. TO ALLOT SHARES UP O A SPECIFIED AMOUNT				FOR	FOR	WITH	ISSUER

S21. AUTH OT A LIMITED NUMBER OF SHARES FOR CASH FREE PRE-EMPTIVE RIGHTS				FOR	FOR	WITH	ISSUER

ASTRAZENECA PLC

Ticker:	AZN	Meeting Date:	4/24/2008
CUSIP	046353108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE COMPANY'S REPORTS AND ACCOUNTS OF THE DIRECTORS AND AUDITOR FOR THE				FOR	FOR	WITH	ISSUER
YEAR ENDED 12/31/2007

2. CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

3. RE-APPOINT KPMG LLP AS INDEP. AUDITOR				FOR	FOR	WITH	ISSUER

4. AUTH. DIRECTORS TO AGREE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

6. APPROVE DIR. REMUNERATION REPORT FOR YEAR ENDED 12/31/2007				FOR	FOR	WITH	ISSUER

7. AUTH LIMITED POLITICAL DONATIONS				FOR	FOR	WITH	ISSUER

8. AMEND ARTICLES-DIRECTORS FEES				FOR	FOR	WITH	ISSUER

9. AUTH. DIR. TO ALLOT UNISSUED SHARES				FOR	FOR	WITH	ISSUER

10. AUTH DIR. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

11. AUTH. THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

12. AMEND ARTICLES - CONFLICTS OF INTEREST				FOR	FOR	WITH	ISSUER

PEARSON PLC

Ticker:	PSO	Meeting Date:	4/25/2008
CUSIP	705015105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE ACCOUNTS AND REPORTS OF DIRECTORS AND AUDITORS				FOR	FOR	WITH	ISSUER

2. DECLARE A FINAL DIVIDEND				FOR	FOR	WITH	ISSUER

3.-6. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

7. RECEIVE AND APPROVE DIRECTORS REMUNERATION				FOR	FOR	WITH	ISSUER

8. APPOINT PRICEWATERHOUSECOOPERS AS AUDITORS				FOR	FOR	WITH	ISSUER

9. AUTH. DIR. TO DETERMINE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

10. AUTH. DIRECTORS TO ISSUE ORDINARY SHARES				FOR	FOR	WITH	ISSUER

11. INCREASE AUTH. SHARE CAPITAL OF THE COMPANY				FOR	FOR	WITH	ISSUER

12.WAIVE PRE-EMPTION RIGHTS CONFERRED UNDER THE COMPANIES ACT 1985 TO A LIMITED EXTENT				FOR	FOR	WITH	ISSUER

13. AUTH. COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

14. ADOPT NEW ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

15. RENEW THE ANNUAL BONUS SHARE MATCHING PLAN				FOR	FOR	WITH	ISSUER

GLAXOSMITHKLINE PLC

Ticker:	GSK	Meeting Date:	5/21/2008
CUSIP	37733W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
O1. TO RECEIVE AND ADOPT THE DIR. REPORT AND THE FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

O2. TO APPROVE REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

O3.-O8. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

O9. RE-APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

O10. REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

S11. AUTH COMPANY TO MAKE DONATIONS TO EU POLITICAL ORGANIZATIONS				FOR	FOR	WITH	ISSUER

S12. AUTH OT ALLOT SHARES				FOR	FOR	WITH	ISSUER

S13. DISAPPLICATION OF PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

S14. AUTH FOR COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

S15. ADOPT NEW ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/24/2008
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

BASF SE

Ticker:	BF	Meeting Date:	4/24/2008
CUSIP	055262505

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. ADOPTION OF A RESOLUTION ON THE APPROPRIATION OF PROFIT				FOR	FOR	WITH	ISSUER

3. RESOLUTION GIVING FORMAL APPROVAL TO THE ACTIONS OF THE SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

4. RESOLUTION GIVING FORMAL APPROVAL TO ACTION OF THE MEMBERS OF THE BOARD AND				FOR	FOR	WITH	ISSUER
EXECUTIVE DIRECTORS

5. AUDITOR ELECTION				FOR	FOR	WITH	ISSUER

6. AUTH. TO BUY BACK SHARES				FOR	FOR	WITH	ISSUER

7A. APPROVAL OF CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENTS; AGREEMENT WITH				FOR	FOR	WITH	ISSUER
BASF BETEILGUNGSGESELLSCHAFT MBH

7B. APPROVAL OF CONTROL AND PROFIT AND LOSS TRANSFER AGREEMENTS; AGREEMENT WITH				FOR	FOR	WITH	ISSUER
BASF BANK GMBH

8. RESOLUTION ON SHARE SPLIT AND AMENDMENT OF ARTICLES				FOR	FOR	WITH	ISSUER

9A. ADOPTIONS OF AMENDMENTS TO ARTICLES: ARTICLE 14 PARA 2				FOR	FOR	WITH	ISSUER

9B. ADOPTION OF RESOLUTIONS ON AMENDMENT OF ARTICLES; ARTICLE 17 PARA 1				FOR	FOR	WITH	ISSUER

NOVARTIS AG

Ticker:	NVS	Meeting Date:	2/26/2008
CUSIP	66987V109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT, REMUNERATION REPORT, AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. DISCHARGE FORM THE LIABILITY OF THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE				FOR	FOR	WITH	ISSUER
COMMITTEE

3. APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AS AS PER BALANCE SHEET AND				FOR	FOR	WITH	ISSUER
DECLARATION OF DIVIDEND

4. REDUCTION OF SHARE CAPITAL				FOR	FOR	WITH	ISSUER

5. FURTHER SHARE REPURCHASE PROGRAM				FOR	FOR	WITH	ISSUER

6A-B. AMENDMENT TO ARTICLES				FOR	FOR	WITH	ISSUER

7.A-B. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

8.APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

9. ADDITIONAL OR COUNTER PROPOSALS AT THE MEETING				FOR	FOR	WITH	ISSUER

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	3/28/2008
CUSIP	26874107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. PROPOSAL RELATING TO HUMAN RIGHT OT WATER				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL RELATING TO REPORTING OF POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/21/2008
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF ERNST & YOUNG AS AUDITOR				FOR	FOR	WITH	ISSUER

3. AMEND BYLAWS TO ESTABLISH A BOARD COMMITTEE ON SUSTAINABILITY				AGAINST	AGAINST	WITH	SHAREHOLDER

AMGEN INC.

Ticker:	AMGN	Meeting Date:	5/7/2008
CUSIP	31162100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF SELECTION OF ERNST & YOUNG AS AUDITOR				FOR	FOR	WITH	ISSUER

3A. SIMPLE MAJORITY VOTE				AGAINST	AGAINST	WITH	SHAREHOLDER

3B. ANIMAL WELFARE				AGAINST	AGAINST	WITH	SHAREHOLDER

TAIWAN SEMICONDUCTOR MFG. CO.

Ticker:	TSM	Meeting Date:	6/13/2008
CUSIP	874039100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVE PROPOSAL FOR DISTRIBUTION OF 2007 PROFITS				FOR	FOR	WITH	ISSUER

3. APPROVE THE CAPITALIZATION OF 2007 DIVIDENDS, 2007 EMPLOYEE PROFIT SHARING AND CAPITAL				FOR	FOR	WITH	ISSUER
SURPLUS

HSBC HOLDINGS PLC

Ticker:	HBC	Meeting Date:	5/30/2008
CUSIP	404280406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2007				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3A-L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. REAPPOINT AUDITOR				FOR	FOR	WITH	ISSUER

5. AUTH. DIRECTORS TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

6. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

7. AUTH. COMPANY TO PURCHASE ITS OWN ORDINARY SHARES				FOR	FOR	WITH	ISSUER

8. ALTER ARTICLES				FOR	FOR	WITH	ISSUER

9. ALTER ARTICLES WITH EFFECT OCT. 2008				FOR	FOR	WITH	ISSUER

10. AMEND RULES OF HSBC SHARE PLAN				FOR	FOR	WITH	ISSUER

SANOFI-AVENTIS

Ticker:	SNY	Meeting Date:	5/14/2008
CUSIP	80105N105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE INDIVIDUAL COMPANY FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. APPROPRIATION OF PROFITS				FOR	FOR	WITH	ISSUER

4-7. NON REAPPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

8-16. REAPPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

17-18. APPROVAL OF TRANSACTIONS COVERED BY STATUTORY AUDITORS SPECIAL REPORT				FOR	FOR	WITH	ISSUER

19. AUTH. TO THE DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES ISSUED BY THE COMPANY				FOR	FOR	WITH	ISSUER

20. POWERS FOR FORMALITIES				FOR	FOR	WITH	ISSUER

CEMEX S.A.B.

Ticker:	CX	Meeting Date:	4/24/2008
CUSIP	151290889

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PRESENTATION OF THE REPORT FOR YEAR ENDED 12/31/2007 BY CEO; FINANCIAL STATEMENTS ETC.				FOR	FOR	WITH	ISSUER

2. PROPOSAL FOR ALLOCATION OF PROFITS AND MAX AMOUNT OF PROFITS TO BE USED TO				FOR	FOR	WITH	ISSUER
PURCHASE COMPANY SHARES

3. INCREASE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION THROUGH CAPITALIZATION				FOR	FOR	WITH	ISSUER
OF RETAINED EARNINGS

4. APPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

5. COMPENSATION OF DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING				FOR	FOR	WITH	ISSUER

NESTLE S.A.

Ticker:	NSRGY	Meeting Date:	4/10/2008
CUSIP	641069406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE FINANCIAL STATEMENTS, ANNUAL REPORT OF 2007 AND CONSOLIDATED				FOR	FOR	WITH	ISSUER
ACCOUNTS

2. RELEASE OF THE BOARD MEMBERS AND OF THE MANAGEMENT				FOR	FOR	WITH	ISSUER

3. APPROVAL OF APPROPRIATION OF PROFITS RESULTING FORM THE BALANCE SHEET OF NESTLE S.A.				FOR	FOR	WITH	ISSUER

4A1-4B2. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

5A. APPROVAL OF CAPITAL REDUCTION				FOR	FOR	WITH	ISSUER

5B. APPROVAL OF THE SHARE SPLIT				FOR	FOR	WITH	ISSUER

5C. APPROVAL OF AMENDMENTS TO ARTICLES				FOR	FOR	WITH	ISSUER

6. APPROVAL OF REVISED ARTICLES OF ASSOCIATION, AS SET FOR TH IN COMPANY'S INVITATION				FOR	FOR	WITH	ISSUER

7. TO GIVE A PROXY TO INDEPENDENT REPRESENTATIVE MR. JEAN-LUDOVIC HARTMANN				FOR	FOR	WITH	ISSUER

THE DOW CHEMICAL COMPANY

Ticker:	DOW	Meeting Date:	5/15/2008
CUSIP	260543103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEP. REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. PROPOSAL ON CHEMICALS WITH LINKS TO RESPIRATORY PROBLEMS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL ON ENVIRONMENTAL REMEDIATION IN THE MIDLAND AREA				AGAINST	AGAINST	WITH	SHAREHOLDER

5. PROPOSAL ON GENETICALLY ENGINEERED SEED				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL ON COMPENSATION PLAN				AGAINST	AGAINST	WITH	SHAREHOLDER

ILLINOIS TOOL WORKS INC.

Ticker:	ITW	Meeting Date:	5/2/2008
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. REAPPROVAL OF THE PERFORMANCE FACTORS AND AWARD LIMIT UNDER THE EXECUTIVE				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2008

3M COMPANY

Ticker:	MMM	Meeting Date:	5/13/2008
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.10. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM.

3. TO APPROVE THE LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUND

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:            8/22/08